Sales Incentives - Sales Deductions and Product Returns (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounts Receivable Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		$ (223,420)	$ (249,853)	$ (305,326)
Provision recorded for current period sales	[1]	(1,410,044)	(1,464,368)	(1,539,413)
Credits processed/Payments		1,458,282	1,490,801	1,594,886
Ending balance		(175,182)	(223,420)	(249,853)
Accounts Receivable Reserves [Member] | Chargebacks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(109,763)	(116,632)	(112,071)
Provision recorded for current period sales	[1]	(1,104,946)	(1,086,800)	(1,107,353)
Credits processed/Payments		1,110,157	1,093,669	1,102,792
Ending balance		(104,552)	(109,763)	(116,632)
Accounts Receivable Reserves [Member] | Rebates and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(113,657)	(133,221)	(193,255)
Provision recorded for current period sales	[1]	(305,098)	(377,568)	(432,060)
Credits processed/Payments		348,125	397,132	492,094
Ending balance		(70,630)	(113,657)	(133,221)
Current Liabilities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(97,315)	(111,833)	(125,864)
Provision recorded for current period sales	[1]	(114,795)	(102,652)	(109,942)
Credits processed/Payments		109,142	117,170	123,973
Ending balance		(102,968)	(97,315)	(111,833)
Current Liabilities [Member] | Returns [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(63,818)	(70,865)	(82,494)
Provision recorded for current period sales	[1]	(37,258)	(38,247)	(49,265)
Credits processed/Payments		39,670	45,294	60,894
Ending balance		(61,406)	(63,818)	(70,865)
Current Liabilities [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	[2]	(33,497)	(40,968)	(43,370)
Provision recorded for current period sales	[1],[2]	(77,537)	(64,405)	(60,677)
Credits processed/Payments	[2]	69,472	71,876	63,079
Ending balance	[2]	$ (41,562)	$ (33,497)	$ (40,968)

[1]	Includes immaterial amounts of reversals of provisions recorded for prior years’ sales.
[2]	Includes Medicaid, indirect rebates, and amounts due to customers.